American Century Mutual Funds, Inc. Statement of Additional Information Supplement
Supplement dated March 21, 2016 ■ Statement of Additional Information dated March 1, 2016

The entry for John T. Small, Jr. in the Accounts Managed table on page 44 of the statement of additional information is deleted.

The entry for John T. Small, Jr. in the Ownership of Securities table on page 48 of the statement of additional information is deleted.

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